Document and Entity Information	Feb. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 11, 2026
Entity Registrant Name	ProShares Trust II
Entity Incorporation State Country Code	DE
Entity File Number	001-34200
Entity Tax Identification Number	87-6284802
Entity Address Address Line 1	c/o ProShares Trust II
Entity Address Address Line 2	7272 Wisconsin Avenue
Entity Address Address Line 3	21st Floor
Entity Address City Or Town	Bethesda
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20814
City Area Code	240
Local Phone Number	497-6400
Security 12b Title	ProShares UltraShort Silver
Trading Symbol	ZSL
Security Exchange Name	NYSEArca
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001415311